Loss per Share (Narrative) (Details)	12 Months Ended
	Aug. 31, 2018 CAD ($) shares	Aug. 31, 2017 CAD ($) shares	Aug. 31, 2016 CAD ($) shares	Aug. 31, 2015
Statement [Line Items]
Net Loss and Total Comprehensive Loss for the year | $	$ 3,240,744	$ 3,357,321	$ 3,539,645
Number of warrants outstanding	31,179,240	24,649,240	24,392,610
Number of share options outstanding in share-based payment arrangement	11,345,000	10,335,000	10,640,000	9,775,000
Dilutive effect of convertible instruments on number of ordinary shares	0	0	0
A1, B1 and C1 Preferred Shares [Member]
Statement [Line Items]
Number of convertible preferred shares outstanding	570	480
Dilutive effect of convertible instruments on number of ordinary shares	59,235,294
Market closing share price | $	$ 0.075